                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             September 30, 2007
                                                    ----------------------------

Check here if Amendment           [ ];              Amendment Number:
                                                                     -----------

This Amendment (Check only one.): [ ]   is a restatement.
                                  [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            PMFM, Inc.
            --------------------------------------------------------------------
Address:         1061 Cliff Dawson Rd
            --------------------------------------------------------------------
                 Watkinsville, GA 30677


Form 13F File Number:  28-      11320
                          --------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:           Judson P. Doherty
                    ----------------------------------
         Title:          Chief Financial Officer
                    ----------------------------------
         Phone:          (800) 222-7636
                    ----------------------------------

Signature, Place, and Date of Signing:

   /s/ Judson P. Doherty     Watkinsville, Georgia         November 7, 2007
-------------------------  -------------------------  -------------------------
       [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                NONE
                                           -----------------------------------

Form 13F Information Table Entry Total:           14
                                           -----------------------------------

Form 13F Information Table Value Total:    $      198,006
                                           -----------------------------------
                                                        (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE



  COLUMN 1                     COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5               COLUMN 6    COLUMN 7     COLUMN 8
                                                                                                                VOTING AUTHORITY
                                                                                                                ----------------
                                                            VALUE    SHRS OR  SH/  PUT/   INVESTMENT   OTHER
  NAME OF ISSUER              TITLE OF CLASS    CUSIP    (X$1,000)  PRN AMT   PRN  CALL  DISCREOTHER  MANAGERS  SOLE   SHARED  NONE
  --------------              --------------    -----    ---------  -------   ---  ----  -----------  --------  ----   ------  ----
MIDCAP SPDR TR                  UNIT SER 1    595635 10 3    7378     44364    SH            SOLE              44364
SPDR TR                         UNIT SER 1    78462F 10 3    9437    307399    SH            SOLE             307399
ISHARES TR                   RUSSELL 2000 ETF 464287 65 5    5281     62726    SH            SOLE              62726
ISHARES TR                   MSCI EAFE INDEX  464287 46 5    4247     51120    SH            SOLE              51120
ISHARES TR                    MSCI EMERG MKT  464287 23 4    2656     17775    SH            SOLE              17775
ISHARES TR                     MSCI BRAZIL    464286 40 0   20107    273384    SH            SOLE             273384
ISHARES TR                   FTSE XNHUA IDX   464287 18 4   11013     61181    SH            SOLE              61181
STREETTRACKS GOLD TR            GOLD SHS      863307 10 4   37113    504864    SH            SOLE             504864
ISHARES TR                    S&P LTN AM 40   464287 39 0    2703     11192    SH            SOLE              11192
PROSHARES TR                  ULTRA QQQ PSHS  74347R 20 6   23521    217582    SH            SOLE             217582
VANGUARD INTL EQUITY INDEX F   EUROPEAN ETF   922042 87 4    9683    123821    SH            SOLE             123821
VANGUARD INDEX FDS             GROWTH ETF     922908 73 6   19470    300326    SH            SOLE             300326
SELECT SECTOR SPDR TR        SBI MATERIALS    81369Y 10 0   21443    509217    SH            SOLE             509217
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y 50 6   23954    320238    SH            SOLE             320238


REPORT SUMMARY             14 DATA RECORDS            $ 198006                   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



                                                                - 3 -